John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 18, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-14 under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Gardner Lewis Investment Trust (the “Trust”)(File Nos. 033-53800 and 811-07324)

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Chesapeake Growth Fund, a series of the Trust with and into the Chesapeake Core Growth Fund, also a series of the Trust. The Registration Statement is scheduled to become effective automatically on April 18, 2016 pursuant to Rule 488 under the Securities Act of 1933 and it is anticipated it will be mailed to shareholders shortly thereafter.  The closing of the reorganization is expected to be in late May 2015.  The Form N-14 also solicits shareholder vote on (i) reorganizing the Fund into a newly established Delaware statutory trust; (ii) revising certain of the Fund’s fundamental investment restrictions; and (iii) electing three trustees to the Trust.  Note that shareholders of the Chesapeake Core Growth Fund will also vote on proposals similar to (i) through (iii) above and a proxy statement on Schedule 14A as well as a registration statement pursuant to Rule 485(a) will be made simultaneous with the filing of this Form N-14.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively On behalf of The Law Offices of John H. Lively & Associates, Inc

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